Shareholder Report, Holdings (Details) - C000081163	Sep. 30, 2024
Apollo Global Management, Inc.None_03769M106
Holdings [Line Items]
Percent of Total Investments	8.80%
Blackstone, Inc.NoneA_09260D107
Holdings [Line Items]
Percent of Total Investments	7.83%
RadNet, Inc.None_750491102
Holdings [Line Items]
Percent of Total Investments	7.67%
Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	6.25%
Alphabet, Inc.NoneC_02079K107
Holdings [Line Items]
Percent of Total Investments	6.01%
Fiserv, Inc.None_337738108
Holdings [Line Items]
Percent of Total Investments	5.71%
Ashtead Group PLCNone_G05320109
Holdings [Line Items]
Percent of Total Investments	5.24%
Arthur J Gallagher & Co.None_363576109
Holdings [Line Items]
Percent of Total Investments	5.06%
Enstar Group, Ltd.None_G3075P101
Holdings [Line Items]
Percent of Total Investments	4.00%
Zurn Elkay Water Solutions Corp.None_98983L108
Holdings [Line Items]
Percent of Total Investments	3.98%
Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	42.30%